Expense Example - StrategicAdvisersSmall-MidCapFund-PRO - StrategicAdvisersSmall-MidCapFund-PRO - Strategic Advisers Small-Mid Cap Fund - Strategic Advisers Small-Mid Cap Fund	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 39
3 years	134
5 years	284
10 years	$ 722